Hedging - Foreign Currency and Fuel Derivatives Narrative (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Derivative [Line Items]
Amount of unrealized net losses on foreign currency cash flow hedging portfolio that would be reclassified to net income, if realized in the next twelve months	$ 10
Bunker fuel forward contracts
Derivative [Line Items]
Maximum period for which the company locks in fuel purchase prices	3 years
Amount of unrealized net gains on bunker fuel hedging portfolio that would be reclassified to net income, if realized in the next twelve months	$ 1